Quarterly Operating Results (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 337,591	$ 416,239	$ 395,724	$ 353,046	$ 358,375	$ 437,814	$ 432,367	$ 432,586	$ 426,401	$ 1,523,384	$ 1,729,168	$ 1,702,838
Gross profit	92,005	93,342	111,521	91,410	72,409	70,834	78,748	67,446	55,765	368,682	272,793	227,110
Net income (loss)	$ 17,382	$ 15,572	$ 20,645	$ 14,007	$ 8,572	$ (27,051)	$ 19,058	$ 5,800	$ (2,762)	$ 58,796	$ (4,955)	$ (73,948)
Net income (loss) per share
Basic (in dollars per share)	$ 0.28	$ 0.25	$ 0.33	$ 0.22	$ 0.14	$ (0.43)	$ 0.30	$ 0.09	$ (0.04)	$ 0.94	$ (0.08)	$ (2.02)
Diluted (in dollars per share)	$ 0.26	$ 0.24	$ 0.33	$ 0.22	$ 0.14	$ (0.43)	$ 0.30	$ 0.09	$ (0.04)	$ 0.94	$ (0.08)	$ (2.02)